Unaudited Condensed Consolidated Interim Statements of Operations - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenues	$ 3,653
Cost of revenues	(3,282)
Gross profit	371
Operating expenses
Research and development expenses	(274)
Selling and marketing expenses	(157)
Impairment loss				$ (4,344)	$ (391)
General and administrative expenses	(3,528)	(1,507)	(4,525)	(28,082)	(6,714)
General and administrative expenses of consolidated variable interest entities	(223)			(174)
Total operating expenses	(4,182)	(1,507)	(4,525)	(32,600)	(7,105)
Loss from operations	(3,811)	(1,507)	(4,525)	(32,600)	(7,105)
Other income (expenses)
Interest expense	(2,591)	(197)
Financial expense, net			(439)	(154)	(387)
Interest income of consolidated variable interest entities	1,790			279
Loss on settlement of vendor obligations			(278)		(289)
Gain on settlement of vendor obligations					211
Loss on shares issued as commitment for ELOC agreement				(1,250)
Gain on settlement of due to affiliates					192
Loss on debt extinguishment				(7,484)
Penalties on late registration				(1,100)
Interest on related parties promissory note	(354)
Change in fair value - convertible note	5,392	567	(625)	588
Change in fair value - stock purchase warrant liabilities	(26,635)	104,278	(140,585)	131,766
Day one loss of stock purchase warrants issued in connection with conversion of convertible notes			(663)
Day one loss on private placement			(13,533)	(13,435)
Other income			18
Total other income (expense), net	(22,398)	104,648	(156,105)	109,210	(273)
Net income (loss) before income taxes	(26,209)	103,141	(160,630)	76,610	(7,378)
Income taxes	(38)			(9)
Net income (loss) from continuing operations	(26,247)	103,141	(160,630)	76,601	(7,378)
Net loss from discontinued operations	(104)	(183)	(158)	2,030	(1,141)
Net income (loss)	(26,351)	102,958	(160,788)	78,631	(8,519)
Net income (loss) attributable to non-controlling interests	796			82
Net income (loss) attributable to the Company’s stockholders	$ (27,147)	$ 102,958	$ (160,788)	$ 78,549	$ (8,519)
Earnings (loss) per share from continuing operations (basic) (in Dollars per share)	$ (1.01)	$ 20.8	$ (51.91)	$ 8.21	$ (4.27)
Earnings (loss) per share from discontinued operations (basic) (in Dollars per share)		(0.04)	(0.05)	0.24	(0.66)
Total loss per share (basic) (in Dollars per share)	$ (1.01)	$ 20.76	$ (51.96)	$ 8.45	$ (4.93)
Weighted average number of shares of Common Stock outstanding - basic (in Shares)	28,158,248	4,959,516	3,094,253	8,364,332	1,728,144
Earnings (loss) per share from continuing operations (diluted) (in Dollars per share)	$ (1.14)	$ 18.19	$ (51.91)	$ 7.74	$ (4.27)
Earnings (loss) per share from discontinued operations (diluted) (in Dollars per share)		(0.04)	(0.05)	0.22	(0.66)
Total loss per share (diluted) (in Dollars per share)	$ (1.14)	$ 18.15	$ (51.96)	$ 7.96	$ (4.93)
Weighted average number of shares of Common Stock outstanding – diluted (in Shares)	30,874,436	5,671,702	3,094,253	9,249,992	1,728,144